Long-term debt - Schedule of Future principal payments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Maturities of Long-term Debt [Abstract]
2021	$ 4,680
2022	4,680
2023	4,680
2024	4,680
2025	4,680
Thereafter	449,342
Long-term Debt	$ 472,742